Harbor Large Cap Value Fund
Harbor Large Cap Value Fund Fund Summary
Investment Objective
The Fund seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Large Cap Value Fund		Institutional Class	Administrative Class	Investor Class
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		none	0.25%	0.25%
Other Expenses	[1]	0.11%	0.11%	0.23%
Total Annual Fund Operating Expenses	[1]	0.71%	0.96%	1.08%
Expense Reimbursements	[2]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.68%	0.93%	1.05%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses through February 28, 2013. Only the Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Large Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Institutional Class	69	224	392	880
Administrative Class	95	303	528	1,175
Investor Class	107	340	593	1,314

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 43%.

Principal Investment Strategy

Principal Style Characteristics: Large cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2011, the range of the Index was $36 million to $417.5 billion, but it is expected to change frequently.

The Subadviser uses a bottom up stock selection approach, employing fundamental and quantitative criteria to identify companies that the Subadviser believes are undervalued. The Subadviser focuses on those companies with sustainable cash flow and the ability to pay and grow dividends over time that the Subadviser believes will deliver superior capital appreciation and income over the long term.

The Subadviser seeks to invest in companies that it believes:

•	Maintain competitive positions within their industries

•	Have strong company management implementing a solid business model

•	Generate attractive and sustainable cash flow

•	Have a commitment to dividends and dividend growth

•	Trade at prices below their future valuation targets

The Subadviser expects to invest the portfolio across a number of sectors with no single sector comprising more than three times the Russell 1000® Value Index's sector weighting or 40% of the total portfolio, whichever is lower. Under normal market conditions, the Fund expects to invest in approximately 60 to 80 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The Fund's 80% investment policy can be changed by the Fund upon 60 days' advance notice to shareholders.

The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company's stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser's judgment about the attractiveness, value and potential appreciation of a particular company's stock may be incorrect.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Foreign securities risk: Prices of the Fund's foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund's best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	15.81%	2nd/2003
Worst Quarter	-21.19%	4th/2008

Average Annual Total Returns — As of December 31, 2011
Average Annual Total Returns - Harbor Large Cap Value Fund	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Institutional Class	0.09%	(2.03%)	2.54%	8.66%	Dec. 29, 1987
Institutional Class After Taxes on Distributions	(0.16%)	(4.32%)	1.23%		Dec. 29, 1987
Institutional Class After Taxes on Distributions and Sale of Fund Shares	(0.10%)	(1.90%)	2.06%		Dec. 29, 1987
Administrative Class	(0.15%)	(2.27%)		5.15%	Nov. 01, 2002
Investor Class	(0.26%)	(2.39%)		4.96%	Nov. 01, 2002
Russell 1000 Value (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%	9.93%	Dec. 29, 1987

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax exempt shareholders or shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the "Return After Taxes on Distributions and Sale of Fund Shares" may exceed the "Return After Taxes on Distributions" due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.